Organization and Nature of Operations (Details)	12 Months Ended
	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2021 CNY (¥) shares	Sep. 30, 2020 $ / shares shares	Aug. 31, 2019	Aug. 28, 2019	Aug. 22, 2019
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares authorized (in Shares) | shares	250,000,000	250,000,000	250,000,000
Ordinary stock, par value (in Dollars per share) | $ / shares	$ 0.0002		$ 0.0002
Ordinary shares issued (in Shares) | shares	13,127,000	13,127,000	10,000,000
Ordinary shares outstanding (in Shares) | shares	13,127,000	13,127,000	10,000,000
Huadi International Group Co., Ltd [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares authorized (in Shares) | shares	250,000,000	250,000,000
Capital paid amount | $	$ 21,680,341
Yongqiang Tuoxing Limited [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares authorized (in Shares) | shares	50,000	50,000
Ordinary stock, par value (in Dollars per share) | $ / shares	$ 1
Cash paid in capital | $	$ 0
Hong Kong Beach Limited (“HK Beach”) [Member]
Organization and Nature of Operations (Details) [Line Items]
Cash paid in capital | $	0
Wenzhou Hongshun Stainless Steel Ltd [Member]
Organization and Nature of Operations (Details) [Line Items]
Capital paid amount | $	10,000,000
Cash paid in capital | $	$ 0
Interest rate	99.00%	99.00%			5.00%	94.00%
Huadi Steel Group Limited. (“Huadi Steel”) [Member]
Organization and Nature of Operations (Details) [Line Items]
Capital paid amount | ¥		¥ 168,800,000
Interest rate				99.00%
Di Wang [Member]
Organization and Nature of Operations (Details) [Line Items]
Interest rate	1.00%	1.00%